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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21764

                            WINTERGREEN FUND, INC.

                              Two Portland Square
                             Portland, Maine 04101
                                 888-468-6473

                          Simon D. Collier, President
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                  Date of fiscal year end: December 31, 2006

          Date of reporting period: July 1, 2006 - September 30, 2006

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Item 1. Schedule of Investments

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

SHARES    SECURITY DESCRIPTION                       COUNTRY       COST        VALUE
------    --------------------------------------- ------------- ----------- -----------
COMMON STOCK - 74.5%

BANKS - 4.5%
  832,678 HSBC Holdings plc                       Hong Kong     $14,026,936 $15,187,794
   20,797 Verwalt & Private Bank AG               Switzerland     4,493,951   4,956,419
                                                                ----------- -----------
                                                                 18,520,887  20,144,213
                                                                ----------- -----------
BEVERAGES - 0.5%
   68,240 Coca-Cola Femsa, SA de C.V. ADR         Mexico          1,975,746   2,133,865
                                                                ----------- -----------
BUILDING MATERIALS - 1.2%
   64,436 Martin Marietta Materials, Inc.         United States   5,136,280   5,452,574
                                                                ----------- -----------
CHEMICALS - 0.3%
    1,849 Givaudan                                Switzerland     1,497,499   1,480,206
                                                                ----------- -----------
CASINO HOTELS - 1.9%
1,299,905 Genting Bhd                             Malaysia        8,268,195   8,495,650
                                                                ----------- -----------
DIVERSIFIED FINANCIAL SERVICES - 2.6%
  194,510 UBS AG                                  Switzerland    10,389,360  11,635,755
                                                                ----------- -----------
DIVERSIFIED OPERATIONS - 5.6%
1,280,658 Jardine Matheson Holdings, Ltd.         Hong Kong      23,259,399  23,436,041
   67,697 Swire Pacific, Ltd., Class A            Hong Kong         693,850     707,322
  467,352 Swire Pacific, Ltd., Class B            Hong Kong         882,201     874,632
                                                                ----------- -----------
                                                                 24,835,450  25,017,995
                                                                ----------- -----------
ELECTRIC - 0.3%
   34,760 Allegheny Energy, Inc.+                 United States     990,868   1,396,309
                                                                ----------- -----------
ENTERTAINMENT - 0.5%
  722,716 Resorts World Bhd                       Malaysia        2,338,006   2,175,498
                                                                ----------- -----------
FOOD - 2.1%
    5,014 Lotte Confectionary Co., Ltd.           South Korea     6,529,309   6,114,828
   69,043 Orkla ASA                               Norway          3,262,708   3,284,739
                                                                ----------- -----------
                                                                  9,792,017   9,399,567
                                                                ----------- -----------
FOREST PRODUCTS & PAPER - 3.6%
  259,709 Weyerhaeuser Co.                        United States  17,633,301  15,979,895
                                                                ----------- -----------
HOME BUILDERS - 0.6%
   58,900 Ryland Group, Inc.                      United States   3,657,753   2,545,069
                                                                ----------- -----------
HOUSEHOLD PRODUCTS - 2.8%
  102,213 Henkel KGaA                             Germany        10,618,347  12,539,286
                                                                ----------- -----------
INSURANCE - 2.1%
    2,972 Berkshire Hathaway, Inc., Class B+(+/-) United States   8,597,306   9,433,128
                                                                ----------- -----------
INVESTMENT COMPANIES- 0.3%
  676,527 ABG Sundal Collier ASA                  Norway          1,089,826   1,197,255
                                                                ----------- -----------
MACHINERY - 2.0%
  173,618 Schindler Holding AG                    Switzerland     8,760,430   9,053,018
                                                                ----------- -----------

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
SHARES      SECURITY DESCRIPTIOND                     COUNTRY         COST         VALUE
------      -------------------------------------  -------------- ------------  ------------
MEDIA - 0.3%
     25,000 Gannett Co., Inc.                      United States     1,513,444     1,420,750
                                                                  ------------  ------------
METAL PROCESSORS - 0.1%
     33,000 Assa Abloy AB, Class B                 Sweden              468,344       613,554
                                                                  ------------  ------------
MINING - 3.6%
    288,823 Anglo American plc                     United Kingdom   10,769,425    12,074,169
     87,009 Newmont Mining Corp.                   United States     4,666,142     3,719,635
                                                                  ------------  ------------
                                                                    15,435,567    15,793,804
                                                                  ------------  ------------
OIL & GAS - 6.1%
    221,497 Canadian Natural Resources, Ltd.       Canada           11,383,182    10,094,889
    462,698 Petrobank Energy & Resources, Ltd.+    Canada            5,824,421     6,085,408
    162,098 Pogo Producing Co.                     United States     7,976,212     6,637,913
    102,592 Whiting Petroleum Corp.+               United States     4,323,376     4,113,939
                                                                  ------------  ------------
                                                                    29,507,191    26,932,149
                                                                  ------------  ------------
REAL ESTATE - 9.3%
    540,604 Consolidated-Tomoka Land Co.#          United States    32,553,207    34,690,558
  5,380,006 Shun TAK Holdings, Ltd.                Hong Kong         5,931,398     6,339,412
                                                                  ------------  ------------
                                                                    38,484,605    41,029,970
                                                                  ------------  ------------
RETAIL - 2.6%
     58,333 Swatch Group AG, Class B               Switzerland       9,322,135    11,270,996
                                                                  ------------  ------------
TOBACCO - 21.1%
     93,887 Altria Group, Inc.                     United States     7,666,905     7,187,050
    196,000 British American Tobacco plc           United Kingdom    4,546,215     5,298,586
    534,167 Imperial Tobacco Group plc             United Kingdom   16,478,444    17,800,566
      8,939 Japan Tobacco, Inc.                    Japan            30,601,047    34,734,400
    330,873 Reynolds American, Inc.                United States    17,639,326    20,504,200
    503,685 Vector Group Ltd.                      United States     9,028,388     8,169,771
                                                                  ------------  ------------
                                                                    85,960,325    93,694,573
                                                                  ------------  ------------
TRANSPORTATION - 0.5%
        215 AP Moller-Maersk, Class A              Denmark           2,077,963     1,795,476
         50 AP Moller-Maersk, Class B              Denmark             502,889       428,608
                                                                  ------------  ------------
                                                                     2,580,852     2,224,084
                                                                  ------------  ------------

Total Common Stock                                                 317,373,734   331,059,163
                                                                  ------------  ------------
INVESTMENT TRUST - 1.0%

OIL - 1.0%
    162,509 Canadian Oil Sands Trust               Canada            4,245,009     4,335,706
                                                                  ------------  ------------
PRINCIPAL
SHORT-TERM INVESTMENTS - 24.3%

MONEY MARKET DEPOSIT ACCOUNT - 0.1%
    283,562 Citibank Money Market Deposit
            Account, 4.93%                                             283,562       283,562
                                                                  ------------  ------------
REPURCHASE AGREEMENT - 23.7%
105,200,000 Citigroup, dated 09/29/06, 5.32%, to
            be repurchased on 10/02/06 at
            $105,246,639; collateralized by
            various U.S. Government Agency
            Obligations                                            105,200,000   105,200,000
                                                                  ------------  ------------
TIME DEPOSITS - 0.5%
    182,000 GBP Time Deposit, 4.73%, 10/02/2006                        343,753       340,728
 16,000,000 HKD Time Deposit, 3.73%, 10/04/2006                      2,053,731     2,053,731
                                                                  ------------  ------------
                                                                     2,397,484     2,394,459
                                                                  ------------  ------------

Total Short-Term Investments                                       107,881,046   107,878,021
                                                                  ------------  ------------

Total Long Positions - 99.8%                                      $429,499,789* $443,272,890
                                                                  ------------  ------------

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
SHARES       SECURITY DESCRIPTION                        COUNTRY        COST          VALUE
------       ---------------------------------------  ------------- -----------   ------------
SECURITIES SOLD SHORT

EXCHANGE-TRADED FUNDS - (1.2)%
   (45,114)  iShares MSCI EAFE Index Fund             United States $(2,956,634)  $ (3,055,120)
   (18,600)  SPDR Trust, Series 1                     United States  (2,379,901)    (2,483,658)
                                                                    -----------   ------------
                                                                     (5,336,535)    (5,538,778)
                                                                    -----------   ------------
Total Short Positions - (1.2)%                                      $(5,336,535)* $ (5,538,778)
                                                                    -----------   ------------

Other Assets and Liabilities, Net - 1.4%                                             6,241,804
                                                                                  ------------

NET ASSETS - 100.0%                                                               $443,975,916
                                                                                  ============

--------
+     Non-income producing security
#     Affiliated Company
(+/-) All or a portion of this security is held as
        collateral for securities sold short
ADR   American Depository Receipt
plc   Public Limited Company
SPDR  Standard & Poor's Depositary Receipts

INVESTMENTS IN AFFILIATES

An Affiliated company is a company in which the Fund has ownership of at least 5 percent of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

                   NUMBER OF SHARES
                      HELD AS OF         GROSS      GROSS      NUMBER OF SHARES    VALUE AT END INVESTMENT REALIZED CAPITAL
NAME OF ISSUER    BEGINNING OF PERIOD  ADDITIONS  REDUCTIONS HELD AT END OF PERIOD  OF PERIOD     INCOME      GAIN/LOSS
--------------    ------------------- ----------- ---------- --------------------- ------------ ---------- ----------------
Consolidated -
  Tomoka Land Co.          0          $32,553,207     $0            540,604        $34,690,558   $88,857          $0

--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                      $22,714,538
        Gross Unrealized Depreciation                       (9,140,655)
                                                           -----------
        Net Unrealized Appreciation (Depreciation)         $13,573,883
                                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wintergreen Fund, Inc.

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier,
      President & Principal Executive Officer

Date: 11/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier,
      President & Principal Executive Officer

Date: 11/29/2006

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier,
      Treasurer & Principal Financial Officer

Date: 11/29/2006